UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Stanford Investment Group, Inc.
Address:    2570 W. El Camino Real, Suite 520
            Mountain View, CA  94040

Form 13F File Number:   28-12391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Lisa M. Barnea
Title:      CFO and CCO
Phone:      650-941-1717

Signature, Place and Date of Signing:
Lisa M. Barnea    Mountain View, CA May 7, 2009
            [Signature] [City, State] [Date]

Report Type (Check only one.):

XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              -0-

Form 13F Information Table Entry Total:         23

Form 13F Information Table Value Total:         19,500 (x 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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
NAME OF ISSUER                     TITLE   CUSIP       VALUE X1000  SHARES              INV.   OTHER  VOTING AUTH
                                   OF                                                   DISC.  MGR
                                      CLASS
                                                                                                        SOLE     SHR    NONE
Logitech Intl SA New F             Com     H50430232           7443        723991 SH     SOLE  NONE      723991      0      0
Adobe Systems                      Com     00724F101            825         38563 SH     SOLE  NONE       38563      0      0
CV Therapeutics                    Com     126667104            521         26214 SH     SOLE  NONE       26214      0      0
Chevron Texaco Corp                Com     166764100            508          7549 SH     SOLE  NONE        7549      0      0
Cisco Systems                      Com     17275R102            811         48361 SH     SOLE  NONE       48361      0      0
Expeditors Intl                    Com     302130109            317         11200 SH     SOLE  NONE       11200      0      0
Exxon Mobil Corp                   Com     30231G102            617          9062 SH     SOLE  NONE        9062      0      0
General Electric                   Com     369604103            330         32631 SH     SOLE  NONE       32631      0      0
Hewlett Packard                    Com     428236103            362         11300 SH     SOLE  NONE       11300      0      0
IShares Barclays TIPS Bond         ETF     464287176           1205         11735 SH     SOLE  NONE       11735      0      0
Johnson & Johnson                  Com     478106104            985         18729 SH     SOLE  NONE       18729      0      0
Microsoft                          Com     594918104            391         21290 SH     SOLE  NONE       21290      0      0
Netapp Inc.                        Com     64120L104            334         22515 SH     SOLE  NONE       22515      0      0
Nvidia Corp                        Com     67066G104            125         12639 SH     SOLE  NONE       12639      0      0
Palm Inc                           Com     696643105            223         26000 SH     SOLE  NONE       26000      0      0
Power Integrations Inc             Com     739276103            221         12845 SH     SOLE  NONE       12845      0      0
SPDR Trust Unit SR 1               ETF     78462F103            314          3951 SH     SOLE  NONE        3951      0      0
SPDR Gold Trust                    ETF     78463V107           2461         27260 SH     SOLE  NONE       27260      0      0
SPDR Oil & Gas Expl Prod           ETF     78464A730            636         23915 SH     SOLE  NONE       23915      0      0
SPDR S&P Biotech ETF               ETF     78464A870            440          9160 SH     SOLE  NONE        9160      0      0
Sun Microsystems Inc.              Com     866810104            120         16390 SH     SOLE  NONE       16390      0      0
Time Warner Inc New                Com     887317105            176         20893 SH     SOLE  NONE       20893      0      0
Western Union                      Com     959802109            135         10750 SH     SOLE  NONE       10750      0      0




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